DIVIDEND NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Dividend Notes Payable
Dividend, Share-Based Payment Arrangement, Cash			$ 7,395,694
Stock Issued During Period, Value, Stock Dividend		$ 1,965,706
[custom:InterestDividendRatePercentage]	6.00%